10. THIRD PARTY BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short Term Bank Loans Weighted Average Interest Rate	6.24%	7.03%
Short-term bank loans, Maturities	July 2013 to January 2014
Short-term bank loans	$ 116,529	$ 102,458